Capital Stock (Details Textual) - USD ($)						1 Months Ended								3 Months Ended		12 Months Ended
	Jan. 16, 2019	Dec. 21, 2018	May 14, 2018	Jul. 05, 2017	Jun. 06, 2017	Apr. 23, 2019	Jun. 30, 2018	Nov. 30, 2017	Oct. 31, 2017	Aug. 31, 2017	Jul. 31, 2017	Mar. 31, 2017	Feb. 13, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Capital Stock (Textual)
Preferred stock, par value														$ 0.001		$ 0.001	$ 0.001
Preferred stock, authorized														50,000,000		50,000,000	50,000,000
Preferred stock, outstanding
Common stock, par value														$ 0.001		$ 0.001	$ 0.001
Common stock, authorized														90,000,000		90,000,000	90,000,000
Reverse stock split, description	The Company completed a 1-for-5 reverse split of the Company's issued and outstanding shares of common stock (the "Reverse Split"), which was completed by the filing of a Certificate of Change Pursuant to NRS 78.209 (the "Certificate of Change") with the Nevada Secretary of State on December 26, 2018.
Unvested per shares of restricted stock repurchased and cancelled		$ 0.0067
Unvested Restricted stock shares repurchased and cancelled		104,413
Conversion of restricted stock, description													All of Aircom's 5,513,334 restricted shares were converted to 2,055,947 shares of Aerkomm's restricted stock at the ratio of 2.681651 to 1, pursuant to the Exchange Agreement (see Note 1).
Common stock for net proceeds																$ 41,262,899	$ 4,387,427
Total of share sold amount										$ 517,413	$ 517,413
Additional stock warrants exercisable														$ 0	$ 26,667	$ 56,667
Non-employee stock options exercised stock options and transferred																3,935
Subsequent Event [Member]
Capital Stock (Textual)
Subsequent event, description						The Company filed a post-effective amendment No. 2 with the Securities and Exchange Commission (the "SEC") to extend the Offering to attempt to raise the remaining $16.44 million of the amount that was originally registered in the Offering, as well as a $9 million over-subscription option amount.
Warrant [Member]
Capital Stock (Textual)
Conversion of restricted stock, description														The warrants allow the service provider to purchase a number of shares of Aerkomm common stock equal to the service fee value divided by 85% of the share price paid by investors for Aerkomm's common stock in the first subsequent qualifying equity financing event, at an exercise price of $0.05 per share.
Minimum shares to be issued under public offering														3,935
Integra Consulting Group LLC [Member]
Capital Stock (Textual)
Public offering common shares							4,000	16,000
Anthony D [Member]
Capital Stock (Textual)
Public offering common shares							2,000	8,000
Boustead Securities Llc [Member]
Capital Stock (Textual)
Minimum shares to be issued under public offering			117,647
Minimum shares to be sold under public offering			1,411,765
Public offering price, description			Price of $42.50 (originally $8.5 per share before 1 to 5 reverse split) per share
Boustead Securities Llc [Member] | Warrant [Member]
Capital Stock (Textual)
Minimum shares to be issued under public offering														4,891
Stock warrants, description														The Company agreed to issue to Boustead warrants to purchase a number of the Company's shares equal to 6% of the gross proceeds of the public offering, which shall be exercisable, in whole or in part, commencing on April 13, 2018 and expiring on the five-year anniversary at an initial exercise price of $53.125 per share, which is equal to 125% of the offering price paid by investors. As of March 31, 2019 and December 31, 2018, the Company issued warrants to Boustead to purchase 61,498 shares of the Company's stock and the total warrant value is $125,500 and $193,700. For the three-month period ended March 31, 2019 and the year ended December 31, 2018, the Company recorded $68,200 (unaudited) and $484,500 to decrease additional paid-in capital as the adjustment for the issuance costs of these stock warrants.
Private Placement [Member]
Capital Stock (Textual)
Public offering common shares					12,000				52,818			100,000			24,666
Common stock price per shares					$ 25.00				$ 27.50			$ 15.00			$ 28.00
Share aggregate value					$ 300,000				$ 1,452,473			$ 1,500,000			$ 690,648
Release agreement, description					A settlement and release agreement with Priceplay Taiwan Inc. ("PPTW") dated March 31, 2017, among the Company, PPTW and Aircom, the Company issued 32,772 shares of its common stock to PPTW in settlement of an outstanding $819,300 obligation of Aircom to PPTW. Additionally, pursuant to a similar settlement and release agreement with Priceplay.com, Inc. ("PPUS") dated March 31, 2017, the Company issued 29,480 shares of its common stock to PPUS in settlement of an outstanding $737,000 obligation of Aircom to PPUS, and pursuant to a third similar settlement and release agreement with Aircom and dMobile System Co. ltd. (dMobile), it issued 18,844 shares of its common stock to dMobile in settlement of an outstanding $471,100 obligation of Aircom to dMobile. In the aggregate, the Company has issued 81,096 shares to the three settlement recipients at a price of $25.00 per share for a total of $2,027,400.
Private Placement [Member] | Founder [Member]
Capital Stock (Textual)
Public offering common shares				1,000
Common stock price per shares				$ 27.50
Share aggregate value				$ 27,500
IPO [Member]
Capital Stock (Textual)
Public offering common shares																1,024,980
Common stock for gross proceeds																$ 43,560,894
Common stock for net proceeds																$ 39,810,204
IPO [Member] | Maximum [Member]
Capital Stock (Textual)
Underwriting discounts for maximum gross proceeds			$ 60,000,000
IPO [Member] | Minimum [Member]
Capital Stock (Textual)
Underwriting discounts for maximum gross proceeds			$ 5,000,000